UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Intermediate Tax-Free Fund

Class A: SZMAX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	782,055,017
Number of Portfolio Holdings	319
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,191,596
Modified Duration to Worst	4.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	9%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	44%
A	26%
BBB	14%
BB	2%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	8%
California	7%
Georgia	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-A

R-103929-1 (01/25)

DWS Intermediate Tax-Free Fund

Class C: SZMCX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%

Gross expense ratio as of the latest prospectus: 1.57%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	782,055,017
Number of Portfolio Holdings	319
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,191,596
Modified Duration to Worst	4.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	9%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	44%
A	26%
BBB	14%
BB	2%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	8%
California	7%
Georgia	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-C

R-103929-1 (01/25)

DWS Intermediate Tax-Free Fund

Class S: SCMTX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$26	0.50%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	782,055,017
Number of Portfolio Holdings	319
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,191,596
Modified Duration to Worst	4.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	9%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	44%
A	26%
BBB	14%
BB	2%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	8%
California	7%
Georgia	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-S

R-103929-1 (01/25)

DWS Intermediate Tax-Free Fund

Institutional Class: SZMIX

Semi-Annual Shareholder Report—November 30, 2024

This semi-annual shareholder report contains important information about DWS Intermediate Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.49%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	782,055,017
Number of Portfolio Holdings	319
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,191,596
Modified Duration to Worst	4.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	84%
General Obligation Bonds	9%
Lease Obligations	6%
Variable Rate Demand Notes	2%
Escrow to Maturity/Prerefunded Bonds	1%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	44%
A	26%
BBB	14%
BB	2%
Not Rated	5%

Top Five State Allocations

Holdings	% of Net Assets
Texas	16%
New York	11%
Pennsylvania	8%
California	7%
Georgia	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state, and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DITFF-TSRS-I

R-103929-1 (01/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

November 30, 2024
Semiannual Financial Statements and Other Information
DWS Intermediate Tax-Free Fund

Contents
3	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
40	Shareholders Meeting Results
41	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Intermediate Tax-Free Fund

Investment Portfolioas of November 30, 2024 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 101.9%
Alabama 4.9%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,352,811
Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	7,048,404
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,638,723
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC (a)	3,000,000	3,267,308
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,370,408
5.25%, 10/1/2041	1,500,000	1,677,933
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,799,385
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, LIQ: Royal Bank of Canada	8,490,000	9,075,872
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,537,068
		38,767,912
Alaska 0.2%
Alaska, State General Obligation, Series A, 5.0%, 8/1/2029 (a)	1,300,000	1,395,331
Arizona 3.4%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,049,352
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	660,061
Series A, 5.0%, 2/1/2031	1,200,000	1,336,214
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,241,905
Series A, 5.0%, 1/1/2029	1,605,000	1,752,201
Arizona, State Industrial Development Authority Revenue, “A” , Series 2019-2, 3.625%, 5/20/2033	4,531,481	4,370,988
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,414,094
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS : AGC	1,500,000	1,703,485
Series A, 5.25%, 8/1/2043, INS : AGC	1,750,000	1,977,324
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	4,000,000	3,954,576
Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,023,788
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,631,293
Series D, 5.0%, 12/1/2040	1,500,000	1,681,157
Series D, 5.0%, 12/1/2041	1,000,000	1,115,598
		26,912,036
California 6.5%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,065,871
Series E, 5.0%, 10/1/2029	1,000,000	1,063,646
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.3%, 3.16% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,969,146
Series C, MUNIPSA + 0.45%, 3.63% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	996,048
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,060,000	5,529,052
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,423,825
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	1,000,000	1,030,468
California, Moreland School District, General Obligation:
Series B, 5.0%, 8/1/2039 (a)	1,000,000	1,152,230
Series B, 5.0%, 8/1/2040 (a)	1,025,000	1,174,820
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,183,185	7,873,110
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,324,441
The accompanying notes are an integral part of the financial statements.

4	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,056,294
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,615,437
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,386,150
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,260,990
		50,921,528
Colorado 3.2%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AGMC	550,000	613,448
Series A, 5.0%, 12/1/2042, INS: AGMC	1,525,000	1,693,842
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,378,000	1,185,859
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,087,923
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	1,020,000	1,031,992
“III", Series L, 5.75%, 11/1/2053	4,685,000	5,009,173
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,446,184
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,593,604
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	513,101
5.0%, 12/1/2033	500,000	509,900
5.0%, 12/1/2034	1,000,000	1,018,768
		24,703,794
Connecticut 1.3%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,004,900
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,083,186
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	820,000	821,054
Series D, 6.25%, 5/15/2054	1,925,000	2,102,864
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 7/1/2028	3,000,000	3,238,496
Series A, 5.0%, 7/1/2038	1,565,000	1,767,949
		10,018,449
Florida 6.0%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,482,653
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,530,078
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,940,000	1,965,318
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,746,262
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,895,000	1,856,025
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	785,000	746,539
Series A, 5.0%, 6/15/2035	1,000,000	1,020,923
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	2,225,215
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	6,000,000	6,119,293
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,078,385
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,171,748
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	750,000	754,254
144A, 4.85%, 5/1/2038	1,000,000	1,044,913
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,766,235
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	540,000	547,183
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,365,279
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,148,050
The accompanying notes are an integral part of the financial statements.

6	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,408,622
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	824,033
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	950,000	924,974
		46,725,982
Georgia 6.5%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,024,360
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,468,253
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,791,525
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	204,431
Series B, 4.0%, 4/1/2033	200,000	204,128
Series B, 4.0%, 4/1/2034	250,000	254,919
Series B, 4.0%, 4/1/2035	225,000	229,349
Series B, 4.0%, 4/1/2036	250,000	254,327
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,518,164
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,268,891
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup Global Markets	10,000,000	10,144,751
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,238,354
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,154,819
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,000,000
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,392,995
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,226,935
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,268,263
		50,644,464
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,502,421
Honolulu City & County, HI, Wastewater System Revenue, Series A, 5.0%, 7/1/2038 (a)	1,250,000	1,437,178
		5,939,599
Illinois 3.9%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,137,178
Chicago, IL, O’Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	763,815
Series C, AMT, 5.0%, 1/1/2036	500,000	532,437
5.25%, 1/1/2039, INS: BAM	825,000	932,664
5.25%, 1/1/2040, INS: BAM	1,130,000	1,271,973
Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,598,861
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,820,000	5,365,445
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,124,614
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,061,138
Series B, 5.25%, 10/1/2037	2,000,000	2,233,134
5.5%, 5/1/2025	1,500,000	1,513,867
Series C, 5.5%, 10/1/2039	2,000,000	2,248,119
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,569,193
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,515,491
		30,867,929
Indiana 2.2%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 3.16% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,245,000	2,216,015
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,686,877
The accompanying notes are an integral part of the financial statements.

8	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,073,895
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,168,061
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,127,863
Series A, 5.0%, 10/1/2041	1,000,000	1,122,507
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,606,333
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,875,202
Series E, 5.5%, 3/1/2038	2,000,000	2,182,194
		17,058,947
Iowa 0.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 6.6%, 5/15/2028	1,580,000	1,654,078
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	215,000	204,194
Iowa, Tobacco Settlement Authority Revenue, “2” , Series B1, 4.0%, 6/1/2049	485,000	485,000
		2,343,272
Kansas 0.3%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.2% (c), 12/2/2024, LOC: U.S. Bank NA	1,500,000	1,500,000
Kansas, University of Kansas Hospital Authority Revenue, Health System Obligated Group, 3.2% (c), 12/2/2024, LOC: U.S. Bank NA	1,000,000	1,000,000
		2,500,000
Louisiana 0.5%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 3.14% (c), 12/6/2024, LOC: TD Bank NA	2,600,000	2,600,000
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,319,089
		3,919,089
Massachusetts 1.9%
Massachusetts, Educational Financing Authority Education Loan Revenue, Series B, AMT, 2.0%, 7/1/2037	415,000	362,028
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,053,304
Series J2, 5.0%, 7/1/2034	2,000,000	2,104,590
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,415,803
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	137,497
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,305,136
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,235,459
		14,613,817
Michigan 2.7%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,047,793
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,376,919
AMT, 5.0%, 12/31/2032	700,000	729,607
AMT, 5.0%, 12/31/2033	1,600,000	1,665,588
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,603,829
5.5%, 11/15/2044	3,000,000	3,474,935
		20,898,671
Minnesota 0.4%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,878,840
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2041	1,500,000	1,670,196
		3,549,036
Mississippi 1.6%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,822,248
Series A, 5.0%, 10/15/2036	4,000,000	4,186,045
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,644,164
Series B, 5.0%, 8/1/2043	1,540,000	1,721,253
		12,373,710
The accompanying notes are an integral part of the financial statements.

10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A” , Series 2021-1, 1.53%, 1/25/2061	3,153,302	2,911,680
Missouri, Plaza At Noah’s Ark Community Improvement District, 3.0%, 5/1/2030	725,000	686,399
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,280,000	3,626,096
		7,224,175
Nevada 0.1%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	350,000	360,663
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	770,000	754,979
		1,115,642
New Hampshire 1.0%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,915,014	2,861,208
Series 2022-1, 4.375%, 9/20/2036	3,874,888	3,913,202
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	820,068
		7,594,478
New Jersey 2.4%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	884,122
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	645,000	611,012
Series B, AMT, 3.5%, 12/1/2039	1,235,000	1,193,216
Series B, AMT, 4.0%, 12/1/2041	4,430,000	4,402,193
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,232,417
Series AA, 5.0%, 6/15/2040	1,000,000	1,131,951
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,164,289
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
Series C, 5.0%, 1/1/2045	3,000,000	3,342,288
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,162,497
		19,123,985
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I” , Series C, 4.0%, 1/1/2050	1,720,000	1,728,765
New York 10.9%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,717,259
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,638,575
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,236,710
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,420,221
Series C1, 5.0%, 11/15/2028	1,200,000	1,276,003
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,789,491
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group:
Series A, 5.0%, 5/1/2028	8,820,000	8,877,319
Series A, 5.0%, 5/1/2034 (a)	3,000,000	3,439,997
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	688,345
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1” , 2.45%, 9/15/2069	5,000,000	4,728,038
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,700,758
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,027,812
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,365,562
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B, 5.0%, 5/15/2046	1,000,000	1,108,304
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	8,046,618
New York City, NY, General Obligation, Series D, 5.0%, 4/1/2043	1,000,000	1,120,171
The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,027,833
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,383,200
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	1,500,000	1,690,423
Series D, 5.25%, 5/1/2043	5,000,000	5,763,715
Series G-1, 5.25%, 5/1/2048	2,750,000	3,084,630
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3A, 5.0%, 7/15/2035	5,000,000	5,336,397
New York, NY, General Obligation:
Series 2, 3.5% (c), 12/2/2024	100,000	100,000
Series C, 4.0%, 8/1/2037	1,000,000	1,030,078
Series E1, 5.0%, 4/1/2038	900,000	1,019,314
Series E1, 5.0%, 4/1/2039	1,250,000	1,406,554
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,475,929
Series A, 5.0%, 9/1/2031	3,520,000	3,851,756
		85,351,012
North Carolina 0.5%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group:
Series B, 3.2% (c), 12/2/2024	150,000	150,000
Series H, 3.2% (c), 12/2/2024	700,000	700,000
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AGMC	1,150,000	1,258,121
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	550,000	560,846
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2037	1,000,000	1,113,797
5.0%, 7/1/2038	500,000	555,266
		4,338,030
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,980,000	5,434,917
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Ohio 2.3%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,207,075
Series D, 5.0%, 6/1/2040	1,120,000	1,255,658
Series D, 5.0%, 6/1/2041	1,180,000	1,315,148
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,566,776
4.0%, 12/1/2030	1,210,000	1,264,483
4.0%, 12/1/2031	1,105,000	1,150,659
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030	1,180,000	1,325,016
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,015,976
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,642,536
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,864,665
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	4,100,000	4,135,187
		17,743,179
Oregon 0.2%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,420,000	1,425,441
Pennsylvania 8.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,209,066
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.125%, 7/1/2037	1,000,000	1,007,277
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,720,000	1,742,835
5.0%, 12/1/2032	2,745,000	2,820,247
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,661,428
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,145,949
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,800,355
The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,470,000	2,142,212
Series A, 2.625%, 6/1/2042	465,000	421,713
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	320,416
Series A, 5.0%, 7/1/2031	850,000	902,331
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,338,882
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,659,779
AMT, 5.5%, 6/30/2038	3,000,000	3,315,137
AMT, 5.5%, 6/30/2039	4,000,000	4,399,894
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	380,000	379,732
Series 122, AMT, 4.0%, 10/1/2046	1,935,000	1,934,109
Series 143A, 6.25%, 10/1/2053	1,980,000	2,164,849
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	2,950,131
Series B, 5.0%, 6/1/2029	5,000,000	5,150,261
Series FIRST, 5.0%, 12/1/2039	860,000	969,591
Series FIRST, 5.0%, 12/1/2040	855,000	958,932
Series FIRST, 5.0%, 12/1/2041	855,000	954,883
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,205,043
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	31,143
		62,586,195
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,668,538
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,875,000	1,879,016
		3,547,554
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
South Carolina 0.5%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	195,000	196,419
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2045	3,000,000	3,412,913
		3,609,332
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,618,735
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
0%–4.0% 4/1/2029 (d)	1,100,000	1,038,832
0%–4.0% 4/1/2030 (d)	750,000	706,472
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,820,409
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	549,649
		6,734,097
Texas 15.8%
Austin, TX, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,357,673
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,208,539
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,975,381
5.0%, 11/15/2049	1,000,000	1,101,726
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,525,623
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	1,665,000	1,818,377
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,782,342
Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,343,277
Series B, 5.0%, 11/1/2040	3,500,000	3,914,761
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0%, Mandatory Put 8/15/2028 @ 100, 8/15/2053	3,015,000	3,024,906
The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,157,547
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital Obligated Group, Series A, 5.0%, 10/1/2029	1,500,000	1,648,083
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,302,517
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,683,211
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	2,000,175
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039 (a)	2,815,000	3,040,948
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,679,579
5.0%, 9/1/2028	1,350,000	1,449,442
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC	5,000,000	5,499,574
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,821,768
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,500,310
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,065,242
5.0%, 2/15/2044	2,750,000	3,046,687
Texas, Birdville Independent School District, General Obligation, 5.0%, 2/15/2031 (a)	2,000,000	2,241,513
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,684,995
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,789,030
5.0%, 2/15/2042	3,045,000	3,343,423
5.0%, 2/15/2043	2,625,000	2,873,971
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,888,716
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,005,301
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,082,387
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Texas, San Antonio Water System Revenue:
Series B, 5.0%, 5/15/2041	2,625,000	2,957,056
Series B, 5.0%, 5/15/2042	2,000,000	2,243,628
Series B, 5.0%, 5/15/2043	2,200,000	2,455,691
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,667,340	4,648,569
Texas, State General Obligation, 2.9% (c), 12/6/2024	11,980,000	11,980,000
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	506,170
Series A, 4.0%, 12/31/2036	2,000,000	2,018,423
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,617,959
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,103,630
Texas, Tollway Authority Revenue, Series A, 5.0%, 1/1/2041	2,500,000	2,800,904
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project, 5.0%, 5/15/2043, INS: AGMC	3,790,000	4,156,305
		123,345,359
Utah 0.8%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,205,031
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	840,000	928,842
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	283,005
		6,416,878
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,471,226
Virginia 2.9%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,147,358
Series A, 4.0%, 7/1/2038	4,370,000	4,498,646
Norfolk, VA, Water Revenue, Series 2025, 5.0%, 11/1/2038 (a)	1,030,000	1,166,235
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,520,242
The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
AMT, 4.0%, 7/1/2030	1,000,000	1,013,964
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	5,005,000	5,046,853
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,197,315
		22,590,613
Washington 3.8%
Klickitat County, WA, Public Utility District No. 1 Revenue, 5.0%, 12/1/2033, INS : AGC (a)	1,345,000	1,511,963
Port of Seattle, WA, Revenue Bonds, Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,370,632
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 3.43% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	880,535
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, MUNIPSA + 0.2%, 3.38% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,341,392
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,625,964
4.0%, 7/1/2031	3,000,000	3,078,425
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,386,468
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	758,926
144A, 5.0%, 1/1/2029	840,000	849,757
144A, 5.0%, 1/1/2031	1,030,000	1,038,432
144A, 5.0%, 1/1/2033	1,050,000	1,055,607
Washington, State University Revenue, 5.0%, 4/1/2039 (a)	2,695,000	3,047,552
		29,945,653
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,250,414
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,490,992
		3,741,406
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Wisconsin 0.7%
Wisconsin, State General Obligation:
Series 2025-2, 5.0%, 5/1/2029 (a)	2,500,000	2,729,760
Series 1, 5.0%, 5/1/2036 (a)	650,000	757,250
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,665,348
		5,152,358
Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	997,018
Series A1, 5.75%, 7/1/2031	1,910,000	2,130,590
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,329,321
		5,456,929
Other 0.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-051, 144A, 2.65%, 6/15/2035	7,465,000	6,464,083
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	564,658	542,258
		7,006,341
Total Municipal Investments (Cost $797,024,206)		796,837,131

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.03% (e) (Cost $31,551)	31,547	31,551

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $797,055,757)	101.9	796,868,682
Other Assets and Liabilities, Net	(1.9)	(14,813,665)
Net Assets	100.0	782,055,017

(a)	When-issued security.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

(b)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30, 2024. Date shown reflects the earlier of demand date or stated maturity date.

(d)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$796,837,131	$—	$796,837,131
Open-End Investment Companies	31,551	—	—	31,551
Total	$31,551	$796,837,131	$—	$796,868,682

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities
as of November 30, 2024 (Unaudited)

Assets
Investment in securities, at value (cost $797,055,757)	$796,868,682
Receivable for investments sold	2,982,200
Receivable for Fund shares sold	973,611
Interest receivable	9,420,909
Other assets	75,509
Total assets	810,320,911
Liabilities
Payable for investments purchased — when-issued securities	26,143,149
Payable for Fund shares redeemed	1,230,976
Distributions payable	403,745
Accrued management fee	164,488
Accrued Trustees' fees	9,069
Other accrued expenses and payables	314,467
Total liabilities	28,265,894
Net assets, at value	$782,055,017
Net Assets Consist of
Distributable earnings (loss)	(15,787,846)
Paid-in capital	797,842,863
Net assets, at value	$782,055,017
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

Statement of Assets and Liabilities as of November 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($99,222,534 ÷ 8,968,479 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
Maximum offering price per share (100 ÷ 97.25 of $11.06)	$11.37
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,400,125 ÷ 216,981 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
Class S
Net Asset Value, offering and redemption price per share ($157,022,749 ÷ 14,190,794 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.07
Institutional Class
Net Asset Value, offering and redemption price per share ($523,409,609 ÷ 47,312,445 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.06
The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

Statement of Operations
for the six months ended November 30, 2024 (Unaudited)

Investment Income
Income:
Interest	$13,773,446
Expenses:
Management fee	1,191,596
Administration fee	366,936
Services to shareholders	428,104
Distribution and service fees	136,674
Custodian fee	4,514
Professional fees	35,258
Reports to shareholders	24,705
Registration fees	44,408
Trustees' fees and expenses	15,372
Other	22,469
Total expenses before expense reductions	2,270,036
Expense reductions	(260,798)
Total expenses after expense reductions	2,009,238
Net investment income	11,764,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,403,062)
Change in net unrealized appreciation (depreciation) on investments	18,149,132
Net gain (loss)	16,746,070
Net increase (decrease) in net assets resulting from operations	$28,510,278
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

Statements of Changes in Net Assets
	Six Months Ended November 30, 2024	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$11,764,208	$23,206,704
Net realized gain (loss)	(1,403,062)	(4,557,773)
Change in net unrealized appreciation (depreciation)	18,149,132	6,144,269
Net increase (decrease) in net assets resulting from operations	28,510,278	24,793,200
Distributions to shareholders:
Class A	(1,453,292)	(2,882,807)
Class C	(27,559)	(53,830)
Class S	(3,161,219)	(7,468,252)
Institutional Class	(7,079,585)	(12,666,651)
Total distributions	(11,721,655)	(23,071,540)
Fund share transactions:
Proceeds from shares sold	154,491,737	232,766,102
Reinvestment of distributions	8,737,679	17,885,859
Payments for shares redeemed	(132,071,457)	(280,129,585)
Net increase (decrease) in net assets from Fund share transactions	31,157,959	(29,477,624)
Increase (decrease) in net assets	47,946,582	(27,755,964)
Net assets at beginning of period	734,108,435	761,864,399
Net assets at end of period	$782,055,017	$734,108,435

The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

Financial Highlights
DWS Intermediate Tax-Free Fund — Class A
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.82	$10.79	$11.00	$12.02	$11.80	$11.88
Income (loss) from investment operations:
Net investment income	.16	.30	.27	.22	.28	.30
Net realized and unrealized gain (loss)	.24	.03	(.21 )	(.98 )	.29	.02
Total from investment operations	.40	.33	.06	(.76 )	.57	.32
Less distributions from:
Net investment income	(.16 )	(.30 )	(.27 )	(.22 )	(.28 )	(.30 )
Net realized gains	—	—	—	(.04 )	(.07 )	(.10 )
Total distributions	(.16 )	(.30 )	(.27 )	(.26 )	(.35 )	(.40 )
Net asset value, end of period	$11.06	$10.82	$10.79	$11.00	$12.02	$11.80
Total Return (%)[a,b]	3.71 *	3.14	.57	(6.42)	4.81	2.73
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	99	99	107	123	155	144
Ratio of expenses before expense reductions (%)	.79 **	.79	.78	.78	.78	.78
Ratio of expenses after expense reductions (%)	.74 **	.74	.74	.73	.72	.77
Ratio of net investment income (%)	2.90 **	2.83	2.50	1.92	2.33	2.55
Portfolio turnover rate (%)	16 *	47	47	47	38	41

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

DWS Intermediate Tax-Free Fund — Class C
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.81	$10.79	$11.00	$12.02	$11.80	$11.88
Income (loss) from investment operations:
Net investment income	.12	.22	.19	.14	.19	.21
Net realized and unrealized gain (loss)	.25	.02	(.21 )	(.98 )	.29	.02
Total from investment operations	.37	.24	(.02 )	(.84 )	.48	.23
Less distributions from:
Net investment income	(.12 )	(.22 )	(.19 )	(.14 )	(.19 )	(.21 )
Net realized gains	—	—	—	(.04 )	(.07 )	(.10 )
Total distributions	(.12 )	(.22 )	(.19 )	(.18 )	(.26 )	(.31 )
Net asset value, end of period	$11.06	$10.81	$10.79	$11.00	$12.02	$11.80
Total Return (%)[a,b]	3.37 *	2.27	(.18 )	(7.12)	4.03	1.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	2	4	7	20
Ratio of expenses before expense reductions (%)	1.58 **	1.57	1.56	1.53	1.53	1.54
Ratio of expenses after expense reductions (%)	1.49 **	1.49	1.49	1.48	1.48	1.52
Ratio of net investment income (%)	2.15 **	2.09	1.72	1.17	1.60	1.80
Portfolio turnover rate (%)	16 *	47	47	47	38	41

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class S
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.82	$10.80	$11.00	$12.03	$11.80	$11.88
Income (loss) from investment operations:
Net investment income	.17	.33	.30	.25	.31	.33
Net realized and unrealized gain (loss)	.25	.02	(.20 )	(.99 )	.30	.02
Total from investment operations	.42	.35	.10	(.74 )	.61	.35
Less distributions from:
Net investment income	(.17 )	(.33 )	(.30 )	(.25 )	(.31 )	(.33 )
Net realized gains	—	—	—	(.04 )	(.07 )	(.10 )
Total distributions	(.17 )	(.33 )	(.30 )	(.29 )	(.38 )	(.43 )
Net asset value, end of period	$11.07	$10.82	$10.80	$11.00	$12.03	$11.80
Total Return (%)[a]	3.92 *	3.30	.92	(6.26)	5.16	2.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	157	218	248	320	362	443
Ratio of expenses before expense reductions (%)	.63 **	.63	.63	.64	.61	.62
Ratio of expenses after expense reductions (%)	.50 **	.49	.49	.48	.48	.52
Ratio of net investment income (%)	3.13 **	3.08	2.74	2.17	2.58	2.80
Portfolio turnover rate (%)	16 *	47	47	47	38	41

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

DWS Intermediate Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/24	Years Ended May 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$10.81	$10.79	$11.00	$12.02	$11.80	$11.88
Income (loss) from investment operations:
Net investment income	.17	.33	.30	.25	.31	.33
Net realized and unrealized gain (loss)	.25	.02	(.21 )	(.98 )	.29	.02
Total from investment operations	.42	.35	.09	(.73 )	.60	.35
Less distributions from:
Net investment income	(.17 )	(.33 )	(.30 )	(.25 )	(.31 )	(.33 )
Net realized gains	—	—	—	(.04 )	(.07 )	(.10 )
Total distributions	(.17 )	(.33 )	(.30 )	(.29 )	(.38 )	(.43 )
Net asset value, end of period	$11.06	$10.81	$10.79	$11.00	$12.02	$11.80
Total Return (%)[a]	3.93 *	3.30	.82	(6.18)	5.07	2.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	523	415	404	440	453	356
Ratio of expenses before expense reductions (%)	.54 **	.55	.55	.55	.54	.55
Ratio of expenses after expense reductions (%)	.49 **	.49	.49	.48	.47	.52
Ratio of net investment income (%)	3.15 **	3.08	2.75	2.17	2.57	2.80
Portfolio turnover rate (%)	16 *	47	47	47	38	41

[a]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Intermediate Tax-Free Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Intermediate Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

DWS Intermediate Tax-Free Fund	|	31

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

32	|	DWS Intermediate Tax-Free Fund

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2024, the Fund had net tax basis capital loss carryforwards of $15,804,643, including short-term losses ($3,666,548) and long-term losses ($12,138,095), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2024, the aggregate cost of investments for federal income tax purposes was $796,388,489. The net unrealized appreciation for all investments based on tax cost was $480,193. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $12,658,744 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $12,178,551.

DWS Intermediate Tax-Free Fund	|	33

The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

34	|	DWS Intermediate Tax-Free Fund

B.
Purchases and Sales of Securities
During the six months ended November 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $163,493,359 and $122,388,970, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.315%.
For the period from June 1, 2024 through September 30, 2025 (through September 30, 2024 for Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.74%
Class C	1.49%
Class S	.49%
Institutional Class	.49%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.54%.

DWS Intermediate Tax-Free Fund	|	35

For the six months ended November 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$24,781
Class C	1,148
Class S	128,348
Institutional Class	106,521
$260,798
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2024, the Administration Fee was $366,936, of which $61,376 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2024
Class A	$1,200	$412
Class C	155	51
Class S	14,335	4,927
Institutional Class	609	174
	$16,299	$5,564
In addition, for the six months ended November 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

36	|	DWS Intermediate Tax-Free Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$44,713
Class C	1,482
Class S	166,261
Institutional Class	192,882
$405,338
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2024
Class C	$9,664	$1,522
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2024	Annualized Rate
Class A	$123,789	$41,498.25%
Class C	3,221	443.25%
	$127,010	$41,941
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2024 aggregated $846.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2024,

DWS Intermediate Tax-Free Fund	|	37

there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,400, of which $1,398 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2024, the Fund engaged in securities purchases of $40,640,000 and securities sales of $51,805,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	516,022	$5,676,555	1,356,060	$14,656,162
Class C	3,593	39,655	134,794	1,435,775
Class S	936,193	10,317,534	5,133,832	55,475,963
Institutional Class	12,542,521	138,457,993	14,878,083	161,198,202
		$154,491,737		$232,766,102

38	|	DWS Intermediate Tax-Free Fund

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	112,749	$1,242,699	229,984	$2,485,530
Class C	2,123	23,399	4,307	46,606
Class S	259,189	2,857,605	638,564	6,901,337
Institutional Class	418,762	4,613,976	781,930	8,452,386
		$8,737,679		$17,885,859
Shares redeemed
Class A	(834,989)	$(9,189,947)	(2,340,025)	$(25,283,116)
Class C	(28,956)	(319,304)	(108,261)	(1,172,049)
Class S	(7,117,527)	(78,522,591)	(8,623,753)	(93,812,143)
Institutional Class	(3,997,025)	(44,039,615)	(14,786,173)	(159,862,277)
		$(132,071,457)		$(280,129,585)
Net increase (decrease)
Class A	(206,218)	$(2,270,693)	(753,981)	$(8,141,424)
Class C	(23,240)	(256,250)	30,840	310,332
Class S	(5,922,145)	(65,347,452)	(2,851,357)	(31,434,843)
Institutional Class	8,964,258	99,032,354	873,840	9,788,311
		$31,157,959		$(29,477,624)

DWS Intermediate Tax-Free Fund	|	39

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Intermediate Tax-Free Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	52,871,838.021	692,064.634	0.000
Mary Schmid Daugherty	52,889,051.844	674,580.811	0.000
Keith R. Fox	52,886,193.615	677,709.040	0.000
Chad D. Perry	52,893,545.719	670,356.936	0.000
Rebecca W. Rimel	52,871,817.775	692,084.880	0.000
Catherine Schrand	52,902,897.775	661,004.880	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

40	|	DWS Intermediate Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Intermediate Tax-Free Fund	|	41

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

42	|	DWS Intermediate Tax-Free Fund

December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

DWS Intermediate Tax-Free Fund	|	43

Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DITFF-BFE2024

44	|	DWS Intermediate Tax-Free Fund

DITFF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	1/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	1/29/2025